Financial Instruments and Risk Management - Liquidity Risk (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Apr. 01, 2024	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Apr. 27, 2023 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	$ 512,473			$ 477,295
Financial derivatives	1,645			0
Credit Facilities - principal	324,346			848,749
Long-term notes - principal	$ 1,932,890			$ 1,562,361
Borrowings, interest rate			7.50%
8.50% notes due April 1, 2030
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		$ 800.0			$ 800.0	$ 800,000
8.50% notes due April 1, 2030 | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	8.50%	8.50%				8.50%
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	$ 512,473
Financial derivatives	1,645
Credit Facilities - principal	341,207
Long-term notes - principal	1,980,619
Interest on long-term notes	962,531
Financial liabilities	3,798,475
2025 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	512,473
Financial derivatives	0
Credit Facilities - principal	0
Long-term notes - principal	0
Interest on long-term notes	159,035
Financial liabilities	671,508
2026-2027 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	0
Financial derivatives	1,645
Credit Facilities - principal	0
Long-term notes - principal	0
Interest on long-term notes	318,069
Financial liabilities	319,714
2028-2029 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	0
Financial derivatives	0
Credit Facilities - principal	341,207
Long-term notes - principal	0
Interest on long-term notes	318,069
Financial liabilities	659,276
2030 and beyond | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	0
Financial derivatives	0
Credit Facilities - principal	0
Long-term notes - principal	1,980,619
Interest on long-term notes	167,358
Financial liabilities	$ 2,147,977